Investment Portfolioas of September 30, 2024 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 13.6%
Interactive Media & Services 9.3%
Alphabet, Inc. "A"	41,639	6,905,829
Meta Platforms, Inc. "A"	10,899	6,239,024
		13,144,853
Media 4.3%
Fox Corp. "A"	135,105	5,718,995
Interpublic Group of Companies, Inc.	13,786	436,051
		6,155,046
Consumer Discretionary 8.9%
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp.	49,616	3,207,675
Expedia Group, Inc.*	3,116	461,230
Royal Caribbean Cruises Ltd.	2,702	479,227
		4,148,132
Household Durables 2.7%
D.R. Horton, Inc.	19,629	3,744,624
Specialty Retail 2.5%
AutoNation, Inc.*	8,236	1,473,585
Lowe's Companies, Inc.	3,564	965,309
Signet Jewelers Ltd.	4,509	465,058
Ulta Beauty, Inc.*	1,738	676,291
		3,580,243
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	24,371	1,144,950
Consumer Staples 4.4%
Beverages 0.8%
Constellation Brands, Inc. "A"	2,464	634,948
Monster Beverage Corp.*	8,662	451,897
		1,086,845
Consumer Staples Distribution & Retail 0.6%
Target Corp.	5,732	893,390
Food Products 1.2%
Conagra Brands, Inc.	17,659	574,271
Kraft Heinz Co.	34,124	1,198,093
		1,772,364
Tobacco 1.8%
Altria Group, Inc.	32,265	1,646,805
Philip Morris International, Inc.	7,174	870,924
		2,517,729

Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Devon Energy Corp.	42,681	1,669,681
Marathon Petroleum Corp.	7,062	1,150,470
Phillips 66	4,983	655,015
Valero Energy Corp.	11,491	1,551,630
		5,026,796
Financials 11.9%
Banks 6.3%
Bank of America Corp.	47,152	1,870,991
JPMorgan Chase & Co.	23,269	4,906,501
PNC Financial Services Group, Inc.	3,286	607,417
Regions Financial Corp.	21,311	497,186
Wells Fargo & Co.	19,440	1,098,166
		8,980,261
Capital Markets 2.0%
Bank of New York Mellon Corp.	11,490	825,671
State Street Corp.	22,367	1,978,809
		2,804,480
Consumer Finance 3.3%
Discover Financial Services	13,188	1,850,144
Synchrony Financial	56,917	2,839,020
		4,689,164
Financial Services 0.3%
Fiserv, Inc.*	2,163	388,583
Health Care 23.0%
Biotechnology 7.8%
AbbVie, Inc.	4,758	939,610
Amgen, Inc.	2,264	729,483
Gilead Sciences, Inc.	56,631	4,747,943
Regeneron Pharmaceuticals, Inc.*	3,209	3,373,429
Vertex Pharmaceuticals, Inc.*	2,907	1,351,988
		11,142,453
Health Care Equipment & Supplies 4.3%
Edwards Lifesciences Corp.*	23,035	1,520,080
GE HealthCare Technologies, Inc.	4,115	386,193
Hologic, Inc.*	14,540	1,184,428
Medtronic PLC	21,789	1,961,664
Teleflex, Inc.	2,578	637,591
Zimmer Biomet Holdings, Inc.	3,373	364,115
		6,054,071
Health Care Providers & Services 0.8%
HCA Healthcare, Inc.	1,378	560,060
Tenet Healthcare Corp.*	3,418	568,072
		1,128,132
Pharmaceuticals 10.1%
Johnson & Johnson	34,423	5,578,591
Merck & Co., Inc.	58,298	6,620,321
Viatris, Inc.	190,243	2,208,721
		14,407,633

Industrials 9.4%
Electrical Equipment 1.2%
Emerson Electric Co.	16,122	1,763,263
Machinery 6.1%
Caterpillar, Inc.	5,860	2,291,963
Cummins, Inc.	1,901	615,525
PACCAR, Inc.	58,121	5,735,380
		8,642,868
Professional Services 1.8%
Leidos Holdings, Inc.	5,632	918,016
ManpowerGroup, Inc.	7,831	575,735
SS&C Technologies Holdings, Inc.	14,771	1,096,156
		2,589,907
Trading Companies & Distributors 0.3%
Ferguson Enterprises, Inc.	2,229	442,613
Information Technology 23.6%
Communications Equipment 1.1%
Cisco Systems, Inc.	28,999	1,543,327
Electronic Equipment, Instruments & Components 0.3%
Jabil, Inc.	3,258	390,406
IT Services 3.7%
Accenture PLC "A"	1,691	597,735
Amdocs Ltd.	11,578	1,012,843
Cognizant Technology Solutions Corp. "A"	48,276	3,725,942
		5,336,520
Semiconductors & Semiconductor Equipment 11.1%
Applied Materials, Inc.	17,993	3,635,486
Broadcom, Inc.	12,343	2,129,167
KLA Corp.	795	615,656
Lam Research Corp.	582	474,958
Microchip Technology, Inc.	21,982	1,764,935
NXP Semiconductors NV	9,828	2,358,818
ON Semiconductor Corp.*	18,710	1,358,533
QUALCOMM, Inc.	20,654	3,512,213
		15,849,766
Software 0.3%
Gen Digital, Inc.	13,699	375,764
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	27,383	6,380,239
Dell Technologies, Inc. "C"	5,930	702,942
Hewlett Packard Enterprise Co.	144,228	2,950,905
		10,034,086
Materials 1.1%
Construction Materials 1.1%
CRH PLC	16,433	1,523,996
Total Common Stocks (Cost $112,950,129)		141,302,265

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.93% (a) (Cost $971,427)	971,427	971,427

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $113,921,556)	100.1	142,273,692
Other Assets and Liabilities, Net	(0.1)	(73,446)
Net Assets	100.0	142,200,246
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (a) (b)
—	0 (c)	—	—	—	8,367	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.93% (a)
748,795	11,068,952	10,846,320	—	—	30,862	—	971,427	971,427
748,795	11,068,952	10,846,320	—	—	39,229	—	971,427	971,427

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$141,302,265	$—	$—	$141,302,265
Short-Term Investments	971,427	—	—	971,427
Total	$142,273,692	$—	$—	$142,273,692

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH3
R-080548-2 (1/25)